Property, plant & equipment - Right-of-use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, plant & equipment
Right-of-use assets, beginning of period	€ 8,102	€ 8,420
Additions	3,150
Right-of-use assets, end of period	7,719	8,102	€ 8,420
Acquisition value
Property, plant & equipment
Right-of-use assets, beginning of period	17,764	20,476	20,206
Additions	3,150	3,965	2,871
Acquired through business combinations	36		155
Disposal	(1,777)	(3,313)	(1,291)
Currency translation	71	(74)	8
Transfers	(1,818)	(3,290)	(1,473)
Right-of-use assets, end of period	17,426	17,764	20,476
Depreciation
Property, plant & equipment
Right-of-use assets, beginning of period	(9,662)	(12,055)	(11,152)
Depreciation charge for the year.	(3,191)	(3,296)	(3,306)
Disposal	1,627	3,023	1,203
Currency translation	(46)	8	51
Transfers	1,565	2,659	1,148
Right-of-use assets, end of period	(9,707)	(9,662)	(12,055)
Land and buildings
Property, plant & equipment
Right-of-use assets, beginning of period	4,511	4,822
Additions	1,822	1,739	1,934
Depreciation charge for the year.	(1,851)	(1,735)	(1,663)
Right-of-use assets, end of period	4,368	4,511	4,822
Land and buildings | Acquisition value
Property, plant & equipment
Right-of-use assets, beginning of period	8,175	9,391	8,121
Additions	1,822	1,739	1,934
Acquired through business combinations	36		155
Disposal	(1,123)	(2,607)	(546)
Currency translation	48	(112)	11
Transfers	(345)	(236)	(284)
Right-of-use assets, end of period	8,613	8,175	9,391
Land and buildings | Depreciation
Property, plant & equipment
Right-of-use assets, beginning of period	(3,664)	(4,569)	(3,702)
Depreciation charge for the year.	(1,851)	(1,735)	(1,663)
Disposal	953	2,360	467
Currency translation	(29)	45	47
Transfers	345	235	283
Right-of-use assets, end of period	(4,246)	(3,664)	(4,569)
Vehicles
Property, plant & equipment
Right-of-use assets, beginning of period	2,516
Right-of-use assets, end of period	2,160	2,516
Vehicles | Acquisition value
Property, plant & equipment
Right-of-use assets, beginning of period	5,077	4,680	4,888
Additions	739	1,980	877
Disposal	(430)	(676)	(680)
Currency translation	7	2	2
Transfers	(1,384)	(909)	(407)
Right-of-use assets, end of period	4,010	5,077	4,680
Vehicles | Depreciation
Property, plant & equipment
Right-of-use assets, beginning of period	(2,561)	(2,909)	(2,798)
Depreciation charge for the year.	(1,073)	(1,185)	(1,188)
Disposal	454	627	671
Currency translation	(3)	(3)	(2)
Transfers	1,334	909	407
Right-of-use assets, end of period	(1,849)	(2,561)	(2,909)
Equipment
Property, plant & equipment
Right-of-use assets, beginning of period	1,075
Right-of-use assets, end of period	1,191	1,075
Equipment | Acquisition value
Property, plant & equipment
Right-of-use assets, beginning of period	4,512	6,405	7,197
Additions	589	246	60
Disposal	(224)	(30)	(65)
Currency translation	16	36	(5)
Transfers	(89)	(2,145)	(782)
Right-of-use assets, end of period	4,803	4,512	6,405
Equipment | Depreciation
Property, plant & equipment
Right-of-use assets, beginning of period	(3,437)	(4,578)	(4,652)
Depreciation charge for the year.	(266)	(376)	(455)
Disposal	220	36	65
Currency translation	(14)	(34)	6
Transfers	(114)	1,515	458
Right-of-use assets, end of period	€ (3,611)	€ (3,437)	€ (4,578)